Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventory

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Finished products	¥119,446	¥109,043
Spare parts	25,640	23,960
Work in process	31,495	24,477
Raw materials and supplies	25,489	16,737

	¥202,070	¥174,217